Advances for vessels under construction and acquisitions and other vessel costs, detail 2 (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Advances For Property Plant And Equipment [Abstract]
Beginning balance	$ 11,502	$ 63,440
Advances for vessels under construction and other vessel costs	29,782	68,549
Advances for vessel acquisitions and other vessel costs	26,295	31,827
Transferred to vessel cost	(26,675)	(152,314)
Ending balance	$ 40,904	$ 11,502